Equity - Schedule of Changes In Equity (Detail) - EUR (€) € in Thousands		9 Months Ended	12 Months Ended
	Jan. 27, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Disclosure of classes of share capital [line items]
Ordinary shares issued and fully paid as at January 1			54,553,972	53,863,810
Share buy-back during the year	691,884		(691,884)
Issued during the period		2,991,877	2,991,877	690,162	13,638,493
Ordinary shares issued and fully paid as at December 31		56,853,965	56,853,965	54,553,972
Issued during the period				€ 6,221
Parent [member]
Disclosure of classes of share capital [line items]
Beginning balance		€ 0
Issued during the period		0
Ending balance		€ 0	€ 0